Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues (including related parties amounts of RMB 33,068, RMB 5,994 and RMB 1,377 for the years ended December 31,2020, 2021 and 2022, respectively)	$ 80,427	¥ 571,024	¥ 593,634	¥ 752,688
Cost of revenues (including related parties amounts of RMB nil, nil and 3,623 for the years ended December 31, 2021, 2022 and 2023, respectively)	(51,603)	(366,375)	(367,334)	(480,755)
Gross profit	28,824	204,649	226,300	271,933
Operating expenses:
Selling and marketing expenses	(32,049)	(227,543)	(265,304)	(300,043)
General and administrative expenses	(26,918)	(191,113)	(319,217)	(385,498)
Impairment loss of goodwill			(107,407)	(149,092)
Impairment loss of intangible assets			(28,011)	(136)
Provision for U.S Class Action			(83,575)
Other operating expenses			(70,417)	(51,354)
Research and development expenses (including related parties amounts of RMB1,974, nil and nil for the years ended December 31, 2021, 2022 and 2023, respectively)	(31,344)	(222,538)	(326,513)	(297,360)
Total operating expenses	(90,311)	(641,194)	(1,200,444)	(1,183,483)
Operating loss	(61,487)	(436,545)	(974,144)	(911,550)
Interest expenses			(428)	(366)
Interest income	3,778	26,826	14,627	11,344
Investment income	79	563	340
Share of losses of equity method investments	(207)	(1,470)	(1,969)	(596)
Gain from disposal of long-term investments			5,138
Change in fair value of long-term investments				47,247
Impairment loss of long-term investments	(1,128)	(8,011)	(7,400)	(6,603)
Change in fair value of warrant liabilities				(29,011)
Gain(loss) from disposal of subsidiaries, net			(2,739)	2,899
Foreign currency exchange gains (losses), net	803	5,699	(9,666)	(6,696)
Loss before income taxes	(58,162)	(412,938)	(976,241)	(893,332)
Income tax expense	79	564	342	(11,120)
Net loss	(58,083)	(412,374)	(975,899)	(904,452)
Net loss attributable to non-controlling interests	(374)	(2,652)	(1,001)	(593)
Net loss attributable to Cloopen Group Holding Limited	(57,709)	(409,722)	(974,898)	(903,859)
Accretion and modifications of Redeemable				(4,878,652)
Net loss attributable to ordinary shareholders	(57,709)	(409,722)	(974,898)	(5,782,511)
Other comprehensive income (loss):
Foreign currency translation adjustment, net of nil income taxes	2,998	21,286	153,655	(308,001)
Total other comprehensive income (loss)	2,998	21,286	153,655	(308,001)
Comprehensive loss	(55,085)	(391,088)	(822,244)	(6,091,105)
Comprehensive loss attributable to non-controlling interests	(374)	(2,652)	(1,001)	(593)
Comprehensive loss attributable to Cloopen Group Holding Limited	$ (54,711)	¥ (388,436)	¥ (821,243)	¥ (6,090,512)
Net loss per ordinary share
Basic | (per share)	$ (0.18)	¥ (1.27)	¥ (3.03)	¥ (19.62)
Diluted | (per share)	$ (0.18)	¥ (1.27)	¥ (3.03)	¥ (19.62)
Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share
Basic	321,945,825	321,945,825	321,885,046	294,793,258
Diluted	321,945,825	321,945,825	321,885,046	294,793,258